CLAYMORE EXCHANGE-TRADED FUND TRUST 2

               CLAYMORE/ROBECO DEVELOPED INTERNATIONAL EQUITY ETF

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:

The following disclosure is hereby added to the "Primary Investment Risks"
section in the Prospectus for the Fund immediately preceding the paragraph titled "Non-Correlation Risk":

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities in connection with the quarterly rebalancing of the Index, and therefore the Fund's investments. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.


                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


March 19, 2009

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2

            CLAYMORE/ZACKS INTERNATIONAL MULTI-ASSET INCOME INDEX ETF

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:

The following disclosure is hereby added to the "Primary Investment Risks"
section in the Prospectus for the Fund immediately preceding the paragraph titled "Non-Correlation Risk":

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities in connection with the quarterly rebalancing of the Index, and therefore the Fund's investments. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.


                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


March 19, 2009

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                    CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:

The sixth sentence in the "Primary Investment Strategies" section in the Prospectus for the Fund is hereby deleted and replaced with the following:

The Fund will at all times invest at least 90% of its total assets in common stock, American depositary receipts ("ADRs"), global depositary receipts ("GDRs") and master limited partnerships ("MLPs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index.

The following disclosure is hereby added to the "Primary Investment Risks"
section in the Prospectus for the Fund immediately preceding the paragraph titled "Non-Correlation Risk":

Master Limited Partnership Risk. Investments in securities of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.


                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


March 19, 2009